VESSELS AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Schedule of movements in vessels and equipment
Movements in the six months ended June 30, 2025 were as follows;

(in thousands of $)	Vessels and equipment	Drydock component	Total
Cost
As of December 31, 2024	5,911,132	154,603	6,065,735
Additions	30	3,248	3,278
As of June 30, 2025	5,911,162	157,851	6,069,013

Accumulated depreciation
As of December 31, 2024	(727,877)	(91,161)	(819,038)
Charge for the period	(151,828)	(11,469)	(163,297)
As of June 30, 2025	(879,705)	(102,630)	(982,335)

Net book value as of June 30, 2025	5,031,457	55,221	5,086,678